GEOGRAPHIC INFORMATION (Schedule of Major Customers) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Network intelligence solutions [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	83.00%	76.00%	74.00%
Security Solutions [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	17.00%	24.00%	26.00%
Sales [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	54.00%	27.00%	22.00%
Sales [Member] | Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	43.00%	16.00%	22.00%
Sales [Member] | Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	11.00%	11.00%